Investments in associates and joint ventures	12 Months Ended
Jun. 30, 2020
Interests In Other Entities [Abstract]
Investments in associates and joint ventures
6. Investments in associates and joint ventures

Accounting policies

An associate is an undertaking in which the group has a long-term equity interest and over which it has the power to exercise significant influence. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. The group’s interest in the net assets of associates and joint ventures is reported in investments in the consolidated balance sheet and its interest in their results (net of tax) is included in the consolidated income statement below the group’s operating profit. Associates and joint ventures are initially recorded at cost including transaction costs. Investments in associates and joint ventures are reviewed for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable. The impairment review compares the net carrying value with the recoverable amount, where the recoverable amount is the higher of the value in use calculated as the present value of the group’s share of the associate’s future cash flows and its fair value less costs to sell.

Diageo’s principal associate is Moët Hennessy of which Diageo owns 34%. Moët Hennessy is the spirits and wine subsidiary of LVMH Moët Hennessy – Louis Vuitton SA (LVMH). LVMH is based in France and is listed on the Paris Stock Exchange. Moët Hennessy is also based in France and is a producer and exporter of champagne and cognac brands.

A number of joint distribution arrangements have been established with LVMH in Asia Pacific and France, principally covering distribution of Diageo’s Scotch whisky and gin premium brands and Moët Hennessy’s champagne and cognac premium brands. Diageo and LVMH have each undertaken not to engage in any champagne or cognac activities competing with those of Moët Hennessy. The arrangements also contain certain provisions for the protection of Diageo as a non-controlling shareholder in Moët Hennessy.

(a) An analysis of the movement in the group’s investments in associates and joint ventures is as follows:

	Moët Hennessy £ million	Others £ million	Total £ million
Cost less provisions
At 30 June 2018	2,875	134	3,009
Exchange differences	16	3	19
Additions	—	32	32
Share of profit after tax	310	2	312
Disposals	—	(3)	(3)
Dividends	(160)	(8)	(168)
Share of movements in other comprehensive income and equity	(1)	—	(1)
Step acquisitions	—	(7)	(7)
Other(i)	—	(20)	(20)
At 30 June 2019	3,040	133	3,173
Exchange differences	78	4	82
Additions	—	47	47
Share of profit after tax	285	(3)	282
Disposals	—	(1)	(1)
Dividends	—	(4)	(4)
Share of movements in other comprehensive income and equity	(8)	—	(8)
Step acquisitions	—	(11)	(11)
Transfer	—	(2)	(2)
Other	—	(1)	(1)
At 30 June 2020	3,395	162	3,557

(i)
Other movements in the year ended 30 June 2019 comprise £20 million of advances promised to associates at 30 June 2019, on achieving certain performance targets which are now only recognised when those targets are achieved. There was a corresponding decrease of £20 million in other payables.

(1)	Investment in associates balance includes loans given to and preference shares invested in associates of £82 million (2019 – £55 million).

(2)	If certain performance targets are met by associates in the Distill Ventures programmes, an additional £22 million (2019- £31 million) will be invested in those associates.

(b) Income statement information for the three years ended 30 June 2020 and balance sheet information as at 30 June 2020 and 30 June 2019 of Moët Hennessy is as follows:

	2020 £ million	2019 £ million	2018 £ million
Sales	4,425	4,713	4,445
Profit for the year	838	911	897
Total comprehensive income	765	865	799

Moët Hennessy prepares its financial statements under IFRS as endorsed by the EU in euros to 31 December each year. The results are adjusted for alignment to Diageo accounting policies and are a major part of the Wines & Spirits division of LVMH. The results are translated at £1 = €1.14 (2019 – £1 = €1.13; 2018 – £1 = €1.13).

	2020 £ million	2019 £ million
Non-current assets	5,310	4,413
Current assets	8,352	7,564
Total assets	13,662	11,977
Non-current liabilities	(1,480)	(1,008)
Current liabilities	(2,197)	(2,029)
Total liabilities	(3,677)	(3,037)
Net assets	9,985	8,940

(1)	Including acquisition fair value adjustments principally in respect of Moët Hennessy’s brands and translated at £1 = €1.09 (2019 – £1 = €1.12).

(c) Information on transactions between the group and its associates and joint ventures is disclosed in note 20.

(d) Investments in associates and joint ventures comprise the cost of shares less goodwill written off on acquisitions prior to 1 July 1998 of £1,312 million (2019 – £1,249 million), plus the group’s share of post acquisition reserves of £2,245 million (2019 – £1,924 million).

(e) The associates and joint ventures have not reported any material contingent liabilities in their latest financial statements.